Leases - The Company as Lessee - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jan. 31, 2025 EUR (€)	Jan. 31, 2025 USD ($)	Jan. 31, 2023 EUR (€)	Jan. 31, 2023 USD ($)	Jan. 31, 2021 EUR (€)	Jan. 31, 2021 USD ($)
Lessee, Lease, Description [Line Items]
Operating Lease, Payments	$ 137,991	$ 103,445	$ 104,167
Office Space [Member]
Lessee, Lease, Description [Line Items]
Sale Type Minimum Lease Payments Transactions Within Two Years				€ 10,000	$ 11,763	€ 8,000	$ 8,855	€ 7,000	$ 8,279